Income tax (credit)/expense - Deferred tax assets not recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Tax losses utilized	$ 97,793,602	$ 62,586,553